SCHEDULE OF CHANGES IN FAIR VALUE OF WARRANT LIABILITIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Fair Value Disclosures [Abstract]
Beginning balance	$ 4,929,000	$ 17,000	$ 17,000	$ 19,000
Warrants issued			5,882,000
Warrant exercises				(2,000)
Change in fair value	3,802,000	$ 27,000	(970,000)
Ending balance	$ 1,127,000		$ 4,929,000	$ 17,000